Intangible Assets, Net and Goodwill - Summary of Analysis of Intangible Assets (Detail) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Licenses and rights of use [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year		$ 113,124,364	$ 130,267,745		$ 118,481,097
Acquisitions		18,814,933	2,656,914		24,406,905
Acquisitions in business combinations			95,147
Disposals and other		1,137,717	(349,118)	[1]	2,041,443	[2]
Amortization of the year		(11,643,803)	(13,323,410)	[3]	(14,387,511)	[4]
Effect of translation of foreign subsidiaries		(16,910,825)	(6,222,914)		(274,189)
Balance at end of year		104,522,386	113,124,364		130,267,745
Licenses and rights of use [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year		255,549,470	266,057,690		253,090,161
Acquisitions		18,814,933	2,656,914		24,406,905
Acquisitions in business combinations			95,147
Disposals and other		1,201,681	(1,785,196)	[1]	(4,427,685)	[2]
Effect of translation of foreign subsidiaries		(28,239,255)	(11,475,085)		(7,011,691)
Balance at end of year		247,326,829	255,549,470		266,057,690
Licenses and rights of use [member] | Accumulated depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year		(142,425,106)	(135,789,945)		(134,609,064)
Disposals and other		(63,964)	1,436,078	[1]	6,469,128	[2]
Amortization of the year		(11,643,803)	(13,323,410)	[3]	(14,387,511)	[4]
Effect of translation of foreign subsidiaries		11,328,430	5,252,171		6,737,502
Balance at end of year		(142,804,443)	(142,425,106)		(135,789,945)
Trademarks [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year		3,014,557	3,292,163		3,777,418
Acquisitions		198,532	183,631		75,100
Acquisitions in business combinations			40,412
Disposals and other		(10,983)	(66,000)	[1]	(326,949)	[2]
Amortization of the year		(139,038)	(110,974)	[3]	(140,205)	[4]
Incorporation (Merge, Spin off, Sale/other)		555
Effect of translation of foreign subsidiaries		(296,457)	(324,675)		(93,201)
Balance at end of year		2,767,166	3,014,557		3,292,163
Trademarks [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year		26,467,355	27,675,853		29,132,365
Acquisitions		198,532	183,631		75,100
Acquisitions in business combinations			40,412
Disposals and other		(11,554)	(66,000)	[1]	(1,129,666)	[2]
Incorporation (Merge, Spin off, Sale/other)		555
Effect of translation of foreign subsidiaries		(1,313,470)	(1,366,541)		(401,946)
Balance at end of year		25,341,418	26,467,355		27,675,853
Trademarks [member] | Accumulated depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year		(23,452,798)	(24,383,690)		(25,354,947)
Disposals and other		571			802,717	[2]
Amortization of the year		(139,038)	(110,974)	[3]	(140,205)	[4]
Effect of translation of foreign subsidiaries		1,017,013	1,041,866		308,745
Balance at end of year		(22,574,252)	(23,452,798)		(24,383,690)
Customer relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year		4,857,673	3,361,164		4,153,661
Acquisitions		5,550	22,842		229,936
Acquisitions in business combinations			2,863,765
Disposals and other			(18)	[1]	(302,666)	[2]
Amortization of the year		(987,971)	(954,256)	[3]	(707,500)	[4]
Effect of translation of foreign subsidiaries		(414,238)	(435,824)		(12,267)
Balance at end of year		3,461,014	4,857,673		3,361,164
Customer relationships [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year		24,189,692	24,570,126		29,579,266
Acquisitions		5,550	22,842		229,936
Acquisitions in business combinations			2,863,765
Disposals and other	[2]				(4,133,408)
Effect of translation of foreign subsidiaries		(3,505,503)	(3,267,041)		(1,105,668)
Balance at end of year		20,689,739	24,189,692		24,570,126
Customer relationships [member] | Accumulated depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year		(19,332,019)	(21,208,962)		(25,425,605)
Disposals and other			(18)	[1]	3,830,742	[2]
Amortization of the year		(987,971)	(954,256)	[3]	(707,500)	[4]
Effect of translation of foreign subsidiaries		3,091,265	2,831,217		1,093,401
Balance at end of year		(17,228,725)	(19,332,019)		(21,208,962)
Software licenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year		6,702,592	4,813,462		5,067,698
Acquisitions		5,846,212	5,108,485		2,659,704
Acquisitions in business combinations			14,205
Disposals and other		1,416,104	179,333	[1]	(2,315)	[2]
Amortization of the year		(3,675,747)	(2,645,400)	[3]	(2,738,978)	[4]
Effect of translation of foreign subsidiaries		(691,276)	(767,493)		(172,647)
Balance at end of year		9,597,885	6,702,592		4,813,462
Software licenses [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year		16,217,975	15,251,136		17,301,146
Acquisitions		5,846,212	5,108,485		2,660,330
Acquisitions in business combinations			14,205
Disposals and other		313,446	(797,084)	[1]	(3,484,755)	[2]
Effect of translation of foreign subsidiaries		(3,021,588)	(3,358,767)		(1,225,585)
Balance at end of year		19,356,045	16,217,975		15,251,136
Software licenses [member] | Accumulated depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year		(9,515,383)	(10,437,674)		(12,233,448)
Acquisitions					(626)
Disposals and other		1,102,658	976,417	[1]	3,482,440	[2]
Amortization of the year		(3,675,747)	(2,645,400)	[3]	(2,738,978)	[4]
Effect of translation of foreign subsidiaries		2,330,312	2,591,274		1,052,938
Balance at end of year		(9,758,160)	(9,515,383)		(10,437,674)
Content rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year		1,194,236	1,491,230		1,977,093
Acquisitions		737,465	874,961		818,436
Disposals and other		(50,175)	(260,416)	[1]	(429,415)	[2]
Amortization of the year		(672,760)	(881,352)	[3]	(899,666)	[4]
Effect of translation of foreign subsidiaries		(58,698)	(30,187)		24,782
Balance at end of year		1,150,068	1,194,236		1,491,230
Content rights [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year		12,783,404	13,002,320		12,036,312
Acquisitions		737,465	874,961		818,436
Disposals and other		(50,175)	(263,798)	[1]	(281,747)	[2]
Effect of translation of foreign subsidiaries		(1,854,001)	(830,079)		429,319
Balance at end of year		11,616,693	12,783,404		13,002,320
Content rights [member] | Accumulated depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year		(11,589,168)	(11,511,090)		(10,059,219)
Disposals and other			3,382	[1]	(147,668)	[2]
Amortization of the year		(672,760)	(881,352)	[3]	(899,666)	[4]
Effect of translation of foreign subsidiaries		1,795,303	799,892		(404,537)
Balance at end of year		(10,466,625)	(11,589,168)		(11,511,090)
Intangibles, net [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year		128,893,422	143,225,764		133,456,967
Acquisitions		25,602,692	8,846,833		28,190,081
Acquisitions in business combinations			3,013,529
Disposals and other		2,492,663	(496,219)	[1]	980,098	[2]
Amortization of the year		(17,119,319)	(17,915,392)	[3]	(18,873,860)	[4]
Incorporation (Merge, Spin off, Sale/other)		555
Effect of translation of foreign subsidiaries		(18,371,494)	(7,781,093)		(527,522)
Balance at end of year		121,498,519	128,893,422		143,225,764
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year		141,121,365	136,578,194		143,052,859
Acquisitions			14,447,186
Acquisitions in business combinations			280,192
Disposals and other			(2,230,610)	[1]	(3,516,287)	[2]
Amortization of the year	[3]		(149,696)
Effect of translation of foreign subsidiaries		4,957,532	(7,803,901)		(2,958,378)
Balance at end of year		$ 146,078,897	$ 141,121,365		$ 136,578,194

[1]	Includes the transaction related to Panama and Chile disposal.
[2]	Includes disposals related to the sale of TracFone.
[3]	Includes the discontinued operations of Panama and the ClaroVTR joint venture. See Note 2, Ac.
[4]	Discontinued operations of Panama and the ClaroVTR joint venture. See Note 2. Ac.